CONCENTRATIONS AND CREDIT RISK	6 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND CREDIT RISK

NOTE 12 – CONCENTRATIONS AND CREDIT RISK

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to effect the remittance.

As of December 31, 2025 and June 30, 2025, $441,285 and $56,764 of the Company’s cash and cash equivalents was on deposit at financial institutions in mainland China, where there is a RMB500,000 deposit insurance limit for a legal entity’s aggregated balance at each bank.

As of December 31, 2025, three third-party customers accounted for 23.3%, 17.9% and 14.7% of the Company’s total accounts receivable, respectively. As of June 30, 2025, three customers accounted for 27.5%, 14.9%, and 14.8% of the Company’s total accounts receivable, respectively.

As of December 31, 2025, a third-party supplier accounted for 20.1% of the Company’s total account payable. As of June 30, 2025, three third-party suppliers accounted for 20.4%, 14.7% and 13.7% of the Company’s total account payable.

For the six months ended December 31, 2025 and 2024, export sales accounted for 72.8% and 66.1% of the Company’s total revenue, respectively. For the six months ended December 31, 2025, two customers accounted for 27.3% and 14.2% of the Company’s total revenue, respectively. For the six months ended December 31, 2024, four customers accounted for 26.4%, 13.3% ,12.8% and 11.1% of the Company’s total revenue, respectively.

For the six months ended December 31, 2025, a third party supplier accounted for 67.3% of the Company’s total raw materials purchases. For the six months ended December 31, 2024, a third party supplier accounted for 41.3% of the Company’s total raw materials purchases.